Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of Deferred Income Taxes
	December 31, 2021	December 31, 2020	December 31, 2019
Loss before income taxes	$(2,354,113)	$(3,129,368)	$(3,763,075)
Statutory rate	27.00%	27.00%	27.00%

Expected income tax	(635,611)	(844,929)	(1,016,030)
Effect of different tax rates in foreign jurisdictions	5,281	27,574	(23,478)
Non-deductible share-based payments	505,116	481,815	251,942
Other permanent items	(620,413)	1,937	10,121
Change in deferred tax assets not recognized	733,447	300,505	50,106
Share issuance costs	(331,660)	(80,711)	(2,638)
True-ups and other	657,981	113,809	729,977
Deferred income tax (recovery) expense	$314,141	$-	$-

Schedule of Deferred Tax Assets and Liabilities
	December 31, 2021	December 31, 2020

Deferred tax assets
Non-capital losses	$3,818,755	$4,132,896

Deferred tax liabilities
Exploration and evaluation assets	(5,567,776)	(5,567,778)

Net deferred tax liabilities	$(1,749,021)	$(1,434,882)

Schedule of Deductible Temporary Differences
	December 31, 2021	December 31, 2020

Non-capital loss carry forwards	$23,308,252	$21,385,090
Capital loss carry forwards	24,538,993	24,538,993
Exploration and evaluation assets	8,188,922	8,188,922
Share issue costs	1,293,588	807,644
Property, plant and equipment	372,155	-
Donations	32,960	32,960
Investment tax credit	223,873	239,849
	$57,958,743	$55,193,458